Assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	2017	2016	2015
Vessels	—	—	24,195
Of which in Tankers segment	—	—	24,195
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Sale price	Book Value	Asset Held For Sale	(Expected) Gain	(Expected) Loss
At January 1, 2015	—	—	89,000	—	—

Assets transferred to assets held for sale
Famenne	38,016	24,195	24,195	13,821	—

Assets sold from assets held for sale
Antarctica	91,065	89,000	(89,000)	2,065	—

At December 31, 2015	—	—	24,195	15,886	—

At January 1, 2016	—	—	24,195	—	—

Assets sold from assets held for sale
Famenne	38,016	24,195	(24,195)	13,821	—

At December 31, 2016	—	—	—	13,821	—